Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000189003 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond ETF
Class Name	Hartford Total Return Bond ETF
Trading Symbol	HTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Total Return Bond ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Total Return Bond ETF	$15	0.29%
^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 2,297,240,826
Holdings Count | Holding	1,948
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$2,297,240,826
Total number of portfolio holdings	1,948
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	30.5%
Corporate Bonds	25.0%
Asset-Backed & Commercial Mortgage-Backed Securities	18.0%
Foreign Government Obligations	3.4%
Municipal Bonds	0.2%
Purchased Options	0.1%
Convertible Bonds	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(17.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000193047 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Opportunities ETF
Class Name	Hartford Municipal Opportunities ETF
Trading Symbol	HMOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Municipal Opportunities ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Municipal Opportunities ETF	$15	0.29%
^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[2]
Net Assets	$ 689,245,130
Holdings Count | Holding	571
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$689,245,130
Total number of portfolio holdings (excluding derivatives, if any)	571
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Texas	11.2%
Illinois	9.9%
Alabama	6.2%
California	6.2%
New York	5.5%
Wisconsin	3.8%
Washington	3.1%
Massachusetts	3.0%
Georgia	2.9%
Florida	2.8%
Other Non-Municipal Bonds	0.2%
Other Municipal Bonds*	38.7%
Short-Term Investments	1.5%
Other Assets & Liabilities	5.0%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000193049 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond ETF
Class Name	Hartford Schroders Tax-Aware Bond ETF
Trading Symbol	HTAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Schroders Tax-Aware Bond ETF	$20	0.39%
^	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[3]
Net Assets	$ 313,572,391
Holdings Count | Holding	193
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$313,572,391
Total number of portfolio holdings	193
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	14%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	82.4%
U.S. Government Agencies^	4.2%
U.S. Government Securities	0.3%
Short-Term Investments	11.8%
Other Assets & Liabilities	1.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000200624 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford AAA CLO ETF
Class Name	Hartford AAA CLO ETF
Trading Symbol	TRPA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford AAA CLO ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford AAA CLO ETF	$12	0.24%
^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[4]
Net Assets	$ 108,947,468
Holdings Count | Holding	133
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$108,947,468
Total number of portfolio holdings (excluding derivatives, if any)	133
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	29%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	100.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%

C000217911 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Bond ETF
Class Name	Hartford Core Bond ETF
Trading Symbol	HCRB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Bond ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Core Bond ETF	$15	0.29%
^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[5]
Net Assets	$ 347,143,159
Holdings Count | Holding	918
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$347,143,159
Total number of portfolio holdings	918
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	35.8%
U.S. Government Agencies^	30.1%
Corporate Bonds	25.5%
Asset-Backed & Commercial Mortgage-Backed Securities	18.8%
Foreign Government Obligations	1.9%
Municipal Bonds	0.1%
Purchased Options	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	(13.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230284 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Strategic Income ETF
Class Name	Hartford Strategic Income ETF
Trading Symbol	HFSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Strategic Income ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Strategic Income ETF	$25	0.49%
^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[6]
Net Assets	$ 575,645,869
Holdings Count | Holding	1,368
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$575,645,869
Total number of portfolio holdings	1,368
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.4%
U.S. Government Securities	29.8%
Asset-Backed & Commercial Mortgage-Backed Securities	16.8%
U.S. Government Agencies^	9.8%
Foreign Government Obligations	6.6%
Convertible Bonds	6.5%
Senior Floating Rate Interests	4.0%
Preferred Stocks	1.2%
Municipal Bonds	0.1%
Common Stocks	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	3.1%
Other Assets & Liabilities	(9.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000230731 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Large Cap Growth ETF
Class Name	Hartford Large Cap Growth ETF
Trading Symbol	HFGO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Large Cap Growth ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Large Cap Growth ETF	$30	0.59%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[7]
Net Assets	$ 178,134,147
Holdings Count | Holding	45
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$178,134,147
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	56%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	49.3%
Communication Services	20.6%
Consumer Discretionary	14.5%
Health Care	7.1%
Industrials	3.4%
Financials	2.7%
Consumer Staples	0.6%
Energy	0.6%
Real Estate	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000244148 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Quality Value ETF
Class Name	Hartford Quality Value ETF
Trading Symbol	QUVU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Quality Value ETF (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund to be made as of April 30, 2026.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Quality Value ETF	$24	0.45%
^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[8]
Material Change Date	Apr. 30, 2026
Net Assets	$ 176,323,639
Holdings Count | Holding	73
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$176,323,639
Total number of portfolio holdings (excluding derivatives, if any)	73
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	30%

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Information Technology	12.9%
Industrials	12.7%
Health Care	12.6%
Communication Services	8.3%
Consumer Staples	8.2%
Consumer Discretionary	6.3%
Utilities	6.3%
Energy	5.8%
Real Estate	4.3%
Materials	3.2%
Short-Term Investments	1.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
Effective as of April 30, 2026, the Fund's name, ticker symbol, principal investment strategy, and portfolio manager will be changed. As a result of the changes to the principal investment strategy, the principal risks of Quantitative Investing Risk and Active Trading Risk will be added. This is a summary of planned changes to the Fund.
For more complete information, you may review the Fund's prospectus supplement dated February 27, 2026 and the Fund's next prospectus, which we expect to be available by November 27, 2026 at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective as of April 30, 2026, the Fund's name, ticker symbol, principal investment strategy, and portfolio manager will be changed.
Material Fund Change Strategies [Text Block]
Effective as of April 30, 2026, the Fund's name, ticker symbol, principal investment strategy, and portfolio manager will be changed. As a result of the changes to the principal investment strategy, the principal risks of Quantitative Investing Risk and Active Trading Risk will be added. This is a summary of planned changes to the Fund.

Material Fund Change Risks Change [Text Block]	As a result of the changes to the principal investment strategy, the principal risks of Quantitative Investing Risk and Active Trading Risk will be added.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's prospectus supplement dated February 27, 2026 and the Fund's next prospectus, which we expect to be available by November 27, 2026 at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000263598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond ETF
Class Name	Hartford Dynamic Bond ETF
Trading Symbol	DYNB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond ETF (the "Fund") for the period of September 23, 2025 (commencement of operations of Fund) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Dynamic Bond ETF	$21	0.60%
*	Cost of a $10,000 investment for a full six-month period would have been higher.
^	Annualized.

Expenses Paid, Amount	$ 21	[9]
Expense Ratio, Percent	0.60%	[10]
Net Assets	$ 43,654,459
Holdings Count | Holding	169
Investment Company Portfolio Turnover	315.00%	[11]
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of January 31, 2026
Fund's net assets	$43,654,459
Total number of portfolio holdings (excluding derivatives, if any)	169
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)*	315%
*	Reflects rate for the period of September 23, 2025 through January 31, 2026.

Holdings [Text Block]
Graphical Representation of Holdings
as of January 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	51.2%
Corporate Bonds	43.2%
Foreign Government Obligations	3.1%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.1)%
Total	100.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Cost of a $10,000 investment for a full six-month period would have been higher.
[10]	Annualized.
[11]	Reflects rate for the period of September 23, 2025 through January 31, 2026.